UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 11.6%
McDonald’s Corp.	487	$42,810
CONSUMER STAPLES - 21.0%
Kraft Foods Inc. - Class A	1,173	39,405
Procter & Gamble Co.	603	38,068

		77,473
HEALTH CARE - 29.4%
Johnson & Johnson	622	39,624
Merck & Co. Inc.	1,126	36,840
Pfizer Inc.	1,803	31,870

		108,334
INFORMATION TECHNOLOGY - 10.4%
Intel Corp. (d)	1,801	38,411
MATERIALS - 7.3%
EI Du Pont de Nemours & Co.	678	27,102
TELECOMMUNICATION SERVICES - 19.7%
AT&T Inc.	1,271	36,263
Verizon Communications Inc.	984	36,200

		72,463

Total Common Stocks (cost $361,416)		366,593

SHORT TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
JNL Money Market Fund, 0.02% (a) (b)	1,290	1,290
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	98	98
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	72	70

		168

Total Short Term Investments (cost $1,460)		1,458

Total Investments - 99.8% (cost $362,876)		368,051
Other Assets and Liabilities, Net - 0.2%		654

Total Net Assets - 100.0%		$368,705

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 11.3%
CBS Corp.	1,004	$20,466
ENERGY - 37.3%
Baker Hughes Inc.	349	16,120
ConocoPhillips (d)	309	19,588
Marathon Oil Corp.	481	10,372
Marathon Petroleum Corp.	240	6,499
Valero Energy Corp.	827	14,712

		67,291
FINANCIALS - 13.1%
Discover Financial Services	1,032	23,682

	Shares/Par	Value
INDUSTRIALS - 38.1%
Caterpillar Inc.	227	16,764
Cummins Inc.	237	19,351
Deere & Co.	263	17,007
Fluor Corp.	335	15,617

		68,739

Total Common Stocks (cost $245,615)		180,178

SHORT TERM INVESTMENTS - 0.2%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (b)	105	105
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	151	151
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	7	7

		158

Total Short Term Investments (cost $263)		263

Total Investments - 100.0% (cost $245,878)		180,441
Other Assets and Liabilities, Net - (0.0%)		(83)

Total Net Assets - 100.0%		$180,358

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 9.6%
Esprit Holdings Ltd.	7,169	$8,682
Ladbrokes Plc	14,960	27,653

		36,335
CONSUMER STAPLES - 8.8%
Kraft Foods Inc. - Class A	1,000	33,582
ENERGY - 6.9%
PetroChina Co. Ltd.	21,598	26,161
FINANCIALS - 22.1%
Bank of China Ltd.	57,257	17,705
BOC Hong Kong Holdings Ltd.	9,981	21,103
Man Group Plc	7,787	20,143
RSA Insurance Group Plc	14,494	24,943

		83,894
HEALTH CARE - 15.4%
Merck & Co. Inc.	960	31,392
Pfizer Inc.	1,539	27,203

		58,595
INDUSTRIALS - 12.2%
BAE Systems Plc	5,962	24,624
Cathay Pacific Airways Ltd.	13,251	21,626

		46,250
INFORMATION TECHNOLOGY - 8.6%
Intel Corp. (d)	1,537	32,791
TELECOMMUNICATION SERVICES - 15.6%
AT&T Inc.	1,085	30,956

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Vodafone Group Plc	11,025	28,414

		59,370

Total Common Stocks (cost $435,056)		376,978

SHORT TERM INVESTMENTS - 0.2%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (b)	366	366
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	70	70
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	101	97

		167

Total Short Term Investments (cost $537)		533

Total Investments - 99.4% (cost $435,593)		377,511
Other Assets and Liabilities, Net - 0.6%		2,351

Total Net Assets - 100.0%		$379,862

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 32.8%
Bed Bath & Beyond Inc. (c)	215	$12,337
Dollar Tree Inc. (c)	104	7,784
Expedia Inc.	209	5,389
Liberty Media Corp. (c)	471	6,954
O’Reilly Automotive Inc. (c)	116	7,737
Starbucks Corp.	615	22,942
Virgin Media Inc. (d)	267	6,505
Wynn Resorts Ltd.	103	11,845

		81,493
CONSUMER STAPLES - 11.8%
Costco Wholesale Corp.	358	29,407
HEALTH CARE - 3.8%
Cerner Corp. (c)	138	9,438
INDUSTRIALS - 6.3%
Joy Global Inc.	86	5,354
PACCAR Inc. (d)	303	10,250

		15,604
INFORMATION TECHNOLOGY - 41.1%
Altera Corp.	260	8,193
Apple Inc. (c)	80	30,557
Autodesk Inc. (c)	187	5,199
BMC Software Inc. (c)	147	5,675
Broadcom Corp.	379	12,625
Check Point Software Technologies Ltd. (c)	173	9,106
Fiserv Inc. (c)	123	6,253
KLA-Tencor Corp.	138	5,264
Lam Research Corp. (c)	101	3,839
Linear Technology Corp.	186	5,129
NetApp Inc. (c)	300	10,194

		102,034
MATERIALS - 2.5%
Sigma-Aldrich Corp.	100	6,207

	Shares/Par	Value
TELECOMMUNICATION SERVICES - 1.5%
NII Holdings Inc. (c)	140	3,782

Total Common Stocks (cost $249,252)		247,965

SHORT TERM INVESTMENTS - 3.2%
Investment Companies - 0.7%
JNL Money Market Fund, 0.02% (a) (b)	1,637	1,637
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	6,197	6,197
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	111	108

		6,305

Total Short Term Investments (cost $7,945)		7,942

Total Investments - 103.0% (cost $257,197)		255,907
Other Assets and Liabilities, Net - (3.0%)		(7,373)

Total Net Assets - 100.0%		$248,534

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 49.6%
Autoliv Inc. (d)	687	$33,307
Dana Holding Corp. (c)	1,087	11,409
Deckers Outdoor Corp. (c)	298	27,829
Dillard’s Inc. (d)	450	19,572
Ford Motor Co. (c)	5,257	50,833
Fossil Inc. (c)	503	40,805
Magna International Inc.	1,697	55,959
Pier 1 Imports Inc. (c)	902	8,824
Sally Beauty Holdings Inc. (c)	1,412	23,434
Tenneco Inc. (c)	462	11,820
TRW Automotive Holdings Corp. (c)	935	30,608

		314,400
ENERGY - 2.9%
RPC Inc. (d)	1,147	18,725
INDUSTRIALS - 4.2%
Avis Budget Group Inc. (c)	795	7,689
Sauer-Danfoss Inc. (c)	374	10,803
United Rentals Inc. (c) (d)	468	7,884

		26,376
INFORMATION TECHNOLOGY - 20.9%
Atmel Corp. (c)	3,548	28,630
Cypress Semiconductor Corp. (c)	1,284	19,228
Fairchild Semiconductor International Inc. (c)	953	10,292
Finisar Corp. (c)	622	10,903
Jabil Circuit Inc.	1,688	30,023
Power-One Inc. (c) (d)	867	3,900
RF Micro Devices Inc. (c)	2,130	13,503
TriQuint Semiconductor Inc. (c)	1,231	6,181
Vishay Intertechnology Inc. (c)	1,159	9,686

		132,346
MATERIALS - 18.4%
Cabot Corp.	507	12,558
Cliffs Natural Resources Inc.	1,048	53,636

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Eastman Chemical Co.	558	38,259
Solutia Inc. (c)	942	12,100

		116,553
TELECOMMUNICATION SERVICES - 3.8%
MetroPCS Communications Inc. (c)	2,744	23,899

Total Common Stocks (cost $888,982)		632,299

SHORT TERM INVESTMENTS - 6.7%
Investment Companies - 0.6%
JNL Money Market Fund, 0.02% (a) (b)	3,664	3,664
Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	38,237	38,237
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	441	427

		38,664

Total Short Term Investments (cost $42,342)		42,328

Total Investments - 106.5% (cost $931,324)		674,627
Other Assets and Liabilities, Net - (6.5%)		(40,948)

Total Net Assets - 100.0%		$633,679

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.8%
Garmin Ltd. (d)	367	$11,652
Leggett & Platt Inc.	500	9,886
Mattel Inc.	447	11,572

		33,110
ENERGY - 4.4%
Chevron Corp.	124	11,463
FINANCIALS - 13.4%
Allstate Corp.	355	8,411
Cincinnati Financial Corp. (d)	357	9,402
First Niagara Financial Group Inc.	809	7,398
People’s United Financial Inc.	812	9,253

		34,464
HEALTH CARE - 4.7%
Eli Lilly & Co.	324	11,992
INDUSTRIALS - 15.5%
Avery Dennison Corp.	267	6,696
Eaton Corp.	223	7,916
Huntington Ingalls Industries Inc. (c)	28	691
Masco Corp.	893	6,357
Northrop Grumman Systems Corp.	175	9,113
RR Donnelley & Sons Co.	648	9,148

		39,921
MATERIALS - 4.1%
MeadWestvaco Corp.	435	10,672
TELECOMMUNICATION SERVICES - 7.4%
AT&T Inc.	387	11,034
CenturyLink Inc.	245	8,109

		19,143

	Shares/Par	Value
UTILITIES - 37.5%
Alliant Energy Corp.	309	11,956
Dominion Resources Inc.	266	13,505
DTE Energy Co.	251	12,293
Edison International	294	11,263
Entergy Corp.	160	10,639
Integrys Energy Group Inc.	234	11,393
NiSource Inc. (d)	645	13,788
Pinnacle West Capital Corp.	274	11,774

		96,611

Total Common Stocks (cost $280,213)		257,376

SHORT TERM INVESTMENTS - 4.8%
Investment Companies - 0.3%
JNL Money Market Fund, 0.02% (a) (b)	590	590
Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	11,180	11,180
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	507	491

		11,671

Total Short Term Investments (cost $12,277)		12,261

Total Investments - 104.6% (cost $292,490)		269,637
Other Assets and Liabilities, Net - (4.6%)		(11,771)

Total Net Assets - 100.0%		$257,866

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.7%
AutoZone Inc. (c)	77	$24,639
Family Dollar Stores Inc.	423	21,530
NetFlix Inc. (c)	120	13,558

		59,727
CONSUMER STAPLES - 15.0%
Brown-Forman Corp.	302	21,203
Estee Lauder Cos. Inc.	261	22,904
Hershey Co.	446	26,437

		70,544
ENERGY - 9.5%
FMC Technologies Inc. (c)	472	17,732
Newfield Exploration Co. (c)	292	11,590
Occidental Petroleum Corp.	215	15,342

		44,664
FINANCIALS - 12.4%
Berkshire Hathaway Inc. (c)	263	18,664
Chubb Corp.	353	21,169
Torchmark Corp.	528	18,422

		58,255
HEALTH CARE - 13.9%
Biogen Idec Inc. (c)	314	29,230
CR Bard Inc.	229	20,072
Varian Medical Systems Inc. (c)	303	15,788

		65,090

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
INDUSTRIALS - 12.7%
Huntington Ingalls Industries Inc. (c)	55	1,327
Northrop Grumman Systems Corp.	325	16,948
United Parcel Service Inc.	290	18,313
WW Grainger Inc.	152	22,784

		59,372
INFORMATION TECHNOLOGY - 11.3%
Broadcom Corp.	481	16,028
Texas Instruments Inc.	645	17,193
Xilinx Inc.	726	19,927

		53,148
MATERIALS - 11.8%
Ball Corp.	616	19,113
PPG Industries Inc.	249	17,622
Sherwin-Williams Co.	251	18,677

		55,412

Total Common Stocks (cost $509,688)		466,212

SHORT TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
JNL Money Market Fund, 0.02% (a) (b)	2,002	2,002

Total Short Term Investments (cost $2,002)		2,002

Total Investments - 99.7% (cost $511,690)		468,214
Other Assets and Liabilities, Net - 0.3%		1,337

Total Net Assets - 100.0%		$469,551

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 25.2%
American Eagle Outfitters Inc. (d)	1,498	$17,560
Darden Restaurants Inc.	509	21,757
Thomson Reuters Corp.	600	16,214
Time Warner Cable Inc.	329	20,594
Time Warner Inc.	658	19,717
VF Corp.	243	29,576

		125,418
CONSUMER STAPLES - 33.6%
Clorox Co.	334	22,171
Colgate-Palmolive Co.	290	25,695
Dr. Pepper Snapple Group Inc.	613	23,775
Flowers Foods Inc.	1,305	25,389
General Mills Inc.	636	24,477
Kellogg Co.	435	23,136
PepsiCo Inc.	363	22,468

		167,111
INDUSTRIALS - 15.6%
GATX Corp.	621	19,254
Huntington Ingalls Industries Inc. (c)	57	1,376
Northrop Grumman Systems Corp.	339	17,704
Republic Services Inc.	777	21,816
Watsco Inc.	338	17,266

		77,416
INFORMATION TECHNOLOGY - 3.6%
Diebold Inc.	659	18,129

	Shares/Par	Value
MATERIALS - 21.6%
Bemis Co. Inc.	720	21,106
Commercial Metals Co.	1,405	13,361
International Paper Co.	836	19,429
Nucor Corp.	499	15,781
Packaging Corp. of America	837	19,492
Sonoco Products Co.	656	18,520

		107,689

Total Common Stocks (cost $551,832)		495,763

SHORT TERM INVESTMENTS - 0.3%
Investment Companies - 0.2%
JNL Money Market Fund, 0.02% (a) (b)	1,133	1,133
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	115	115
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	135	131

		246

Total Short Term Investments (cost $1,383)		1,379

Total Investments - 99.9% (cost $553,215)		497,142
Other Assets and Liabilities, Net - 0.1%		410

Total Net Assets - 100.0%		$497,552

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.7%
Aaron’s Inc.	194	$4,896
Arbitron Inc.	65	2,165
BJ’s Restaurants Inc. (c)	66	2,921
Cabela’s Inc. - Class A (c)	165	3,388
Coinstar Inc. (c) (d)	77	3,069
Domino’s Pizza Inc. (c)	149	4,053
DSW Inc.	41	1,885
G-III Apparel Group Ltd. (c)	47	1,073
Genesco Inc. (c)	57	2,955
Jos. A. Bank Clothiers Inc. (c)	67	3,127
K12 Inc. (c)	76	1,925
Monro Muffler Brake Inc.	74	2,435
Shuffle Master Inc. (c)	131	1,098
Steven Madden Ltd. (c)	102	3,057
Vitamin Shoppe Inc. (c)	69	2,596

		40,643
CONSUMER STAPLES - 7.1%
Andersons Inc.	45	1,513
Boston Beer Co. Inc. (c) (d)	22	1,633
Darling International Inc. (c)	281	3,544
Diamond Foods Inc. (d)	53	4,229
PriceSmart Inc.	72	4,495

		15,414
ENERGY - 3.9%
Bill Barrett Corp. (c)	113	4,098
Hornbeck Offshore Services Inc. (c) (d)	65	1,624
James River Coal Co. (c) (d)	85	540
Knightsbridge Tankers Ltd. (d)	59	983

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Venoco Inc. (c)	145	1,276

		8,521
FINANCIALS - 7.9%
BGC Partners Inc.	178	1,073
Cardtronics Inc. (c)	104	2,382
Extra Space Storage Inc.	212	3,952
EZCORP Inc. - Class A (c)	113	3,229
Financial Engines Inc. (c) (d)	106	1,925
Portfolio Recovery Associates Inc. (c)	41	2,574
Texas Capital Bancshares Inc. (c)	90	2,050

		17,185
HEALTH CARE - 8.7%
Accuray Inc. (c)	147	590
Computer Programs & Systems Inc.	26	1,749
Cyberonics Inc. (c)	69	1,948
Emergent BioSolutions Inc. (c)	84	1,300
Hanger Orthopedic Group Inc. (c)	81	1,532
Medidata Solutions Inc. (c)	58	960
Molina Healthcare Inc. (c)	111	1,716
Neogen Corp. (c)	56	1,954
Universal American Corp.	183	1,839
ViroPharma Inc. (c)	190	3,431
Zoll Medical Corp. (c)	52	1,975

		18,994
INDUSTRIALS - 19.8%
AeroVironment Inc. (c)	53	1,498
China Yuchai International Ltd.	90	1,311
CIRCOR International Inc.	42	1,219
CoStar Group Inc. (c)	50	2,603
Cubic Corp.	65	2,526
EnerSys	121	2,414
Franklin Electric Co. Inc.	56	2,047
GeoEye Inc. (c)	54	1,522
Great Lakes Dredge & Dock Corp.	139	568
HEICO Corp. (d)	40	1,994
Hexcel Corp. (c)	236	5,232
II-VI Inc. (c)	150	2,631
Insperity Inc.	63	1,412
Kaman Corp.	63	1,755
MasTec Inc. (c)	190	3,340
Middleby Corp. (c)	45	3,158
Old Dominion Freight Line Inc. (c)	135	3,918
Tennant Co.	46	1,629
Textainer Group Holdings Ltd.	118	2,388

		43,165
INFORMATION TECHNOLOGY - 31.0%
ACI Worldwide Inc. (c)	80	2,215
Cabot Microelectronics Corp. (c)	56	1,939
Cavium Inc. (c)	113	3,063
Cognex Corp.	101	2,728
Cymer Inc. (c)	73	2,721
Diodes Inc. (c)	109	1,948
DTS Inc. (c)	42	1,053
Ebix Inc. (d)	96	1,418
Entegris Inc. (c)	322	2,055
EZchip Semiconductor Ltd.	61	2,012
FEI Co. (c)	93	2,789
Hittite Microwave Corp. (c)	76	3,680
InterDigital Inc. (d)	110	5,112
Ixia (c)	165	1,268
Kulicke & Soffa Industries Inc. (c)	171	1,278
Littelfuse Inc.	53	2,129
LivePerson Inc. (c)	127	1,263

	Shares/Par	Value
MAXIMUS Inc.	83	2,892
Mercury Computer Systems Inc. (c)	67	773
MicroStrategy Inc. (c)	19	2,197
MKS Instruments Inc.	126	2,735
Newport Corp. (c)	90	973
Photronics Inc. (c)	132	659
Progress Software Corp. (c)	163	2,853
Semtech Corp. (c)	153	3,222
STEC Inc. (c) (d)	124	1,253
Synchronoss Technologies Inc. (c)	91	2,256
Taleo Corp. (c)	98	2,532
Ultimate Software Group Inc. (c)	62	2,907
Wright Express Corp. (c)	93	3,525

		67,448
MATERIALS - 2.8%
Clearwater Paper Corp. (c)	56	1,891
Innophos Holdings Inc.	52	2,079
KapStone Paper and Packaging Corp. (c)	112	1,556
Mesabi Trust (d)	32	668

		6,194

Total Common Stocks (cost $251,842)		217,564

SHORT TERM INVESTMENTS - 10.7%
Investment Companies - 0.2%
JNL Money Market Fund, 0.02% (a) (b)	365	365
Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	21,774	21,774
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	1,044	1,012

		22,786

Total Short Term Investments (cost $23,183)		23,151

Total Investments - 110.6% (cost $275,025)		240,715
Other Assets and Liabilities, Net - (10.6%)		(22,979)

Total Net Assets - 100.0%		$217,736

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 13.8%
Brown Shoe Co. Inc. (d)	273	$1,943
Cabela’s Inc. (c)	417	8,541
Cato Corp. - Class A	167	3,773
Cheesecake Factory Inc. (c)	364	8,973
Cracker Barrel Old Country Store Inc.	144	5,770
DSW Inc.	101	4,658
Esprit Holdings Ltd. (d)	9,280	11,239
Ford Motor Co. (c) (d)	3,956	38,252
G-III Apparel Group Ltd. (c)	117	2,677
Genesco Inc. (c)	145	7,489
Genuine Parts Co.	516	26,222
Hibbett Sports Inc. (c)	172	5,815
Iconix Brand Group Inc. (c)	447	7,068
iRobot Corp. (c) (d)	158	3,976
Jos. A. Bank Clothiers Inc. (c) (d)	169	7,891
K12 Inc. (c)	189	4,799
Life Time Fitness Inc. (c) (d)	257	9,476
Maidenform Brands Inc. (c)	139	3,263
Marks & Spencer Group Plc	7,664	37,318

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
McDonald’s Corp.	865	75,934
Monro Muffler Brake Inc.	185	6,096
Steven Madden Ltd. (c)	257	7,729
Texas Roadhouse Inc. - Class A	437	5,778
Thomson Reuters Corp.	713	19,292
Time Warner Cable Inc.	1,007	63,080

		377,052
CONSUMER STAPLES - 12.9%
Andersons Inc.	116	3,909
B&G Foods Inc.	296	4,934
Campbell Soup Co.	766	24,780
Clorox Co.	419	27,785
Darling International Inc. (c)	502	6,314
Diamond Foods Inc. (d)	135	10,749
General Mills Inc.	746	28,691
Hain Celestial Group Inc. (c)	263	8,032
HJ Heinz Co.	536	27,051
Kellogg Co.	519	27,601
Kraft Foods Inc. - Class A	3,512	117,925
Ruddick Corp.	300	11,709
SUPERVALU Inc. (d)	2,761	18,391
Sysco Corp.	902	23,374
United Natural Foods Inc. (c)	297	10,990

		352,235
ENERGY - 8.6%
Chevron Corp.	728	67,393
ConocoPhillips	391	24,739
Enbridge Inc.	940	30,016
Frontline Ltd. (d)	1,050	5,093
James River Coal Co. (c) (d)	174	1,106
Knightsbridge Tankers Ltd. (d)	154	2,544
Lufkin Industries Inc.	185	9,839
National Oilwell Varco Inc.	988	50,619
Spectra Energy Corp.	1,062	26,053
Teekay Corp.	802	18,128

		235,530
FINANCIALS - 9.7%
American Equity Investment Life Holding Co.	355	3,110
American International Group Inc. (c)	1,152	25,280
Bank of China Ltd.	83,898	25,943
BOC Hong Kong Holdings Ltd.	12,988	27,461
Cardtronics Inc. (c)	262	6,005
China Construction Bank Corp. (d)	49,489	29,933
Community Bank System Inc.	204	4,628
Extra Space Storage Inc.	538	10,027
EZCORP Inc. (c)	289	8,242
First Cash Financial Services Inc. (c)	185	7,750
FNB Corp. (d)	704	6,033
Horace Mann Educators Corp.	245	2,798
Industrial & Commercial Bank of China	59,487	28,726
Man Group Plc	9,536	24,668
Portfolio Recovery Associates Inc. (c)	107	6,685
RSA Insurance Group Plc	22,587	38,872
Saul Centers Inc.	115	3,880
World Acceptance Corp. (c) (d)	96	5,372

		265,413
HEALTH CARE - 11.9%
Abbott Laboratories	553	28,295
Air Methods Corp. (c)	77	4,925
Cyberonics Inc. (c)	175	4,943
Emergent BioSolutions Inc. (c)	211	3,251
Hanger Orthopedic Group Inc. (c)	208	3,928
HealthSpring Inc. (c)	352	12,822

	Shares/Par	Value
Johnson & Johnson	1,075	68,464
Merck & Co. Inc.	1,844	60,313
MWI Veterinary Supply Inc. (c)	77	5,276
Par Pharmaceutical Cos. Inc. (c)	219	5,826
Parexel International Corp. (c)	359	6,804
Pfizer Inc.	6,319	111,725
Universal American Corp.	466	4,685
Zoll Medical Corp. (c)	133	5,025

		326,282
INDUSTRIALS - 19.5%
BAE Systems Plc	8,568	35,388
Blount International Inc. (c)	292	3,902
Caterpillar Inc.	710	52,393
CoStar Group Inc. (c) (d)	128	6,660
Cummins Inc.	604	49,328
Deere & Co.	800	51,670
Dolan Media Co. (c)	217	1,952
Eaton Corp.	1,309	46,474
EnerSys	303	6,070
Franklin Electric Co. Inc.	149	5,413
General Electric Co.	6,049	92,187
GeoEye Inc. (c)	138	3,908
HEICO Corp. (d)	100	4,930
Hexcel Corp. (c)	594	13,169
II-VI Inc. (c)	383	6,710
Lindsay Corp. (d)	76	4,102
Middleby Corp. (c)	115	8,077
Moog Inc. (c)	255	8,320
Old Dominion Freight Line Inc. (c)	345	9,995
Parker Hannifin Corp.	770	48,606
Raytheon Co.	572	23,364
Textainer Group Holdings Ltd.	299	6,058
Titan Machinery Inc. (c)	111	1,989
Waste Management Inc.	721	23,489
Watsco Inc.	420	21,459

		535,613
INFORMATION TECHNOLOGY - 5.9%
Advent Software Inc. (c)	317	6,601
Ceva Inc. (c)	137	3,321
Checkpoint Systems Inc. (c)	244	3,314
Coherent Inc. (c)	155	6,653
Diebold Inc.	831	22,851
DTS Inc. (c)	106	2,642
Ebix Inc. (d)	226	3,318
GT Advanced Technologies Inc. (c) (d)	915	6,424
Hittite Microwave Corp. (c)	190	9,257
Interactive Intelligence Group (c)	111	3,003
InterDigital Inc. (d)	271	12,631
j2 Global Communications Inc.	279	7,517
Littelfuse Inc.	138	5,556
LivePerson Inc. (c)	315	3,138
LTX-Credence Corp. (c)	306	1,621
Mellanox Technologies Ltd. (c)	210	6,553
Micrel Inc.	384	3,635
NetGear Inc. (c)	222	5,736
NetScout Systems Inc. (c)	261	2,984
Progress Software Corp. (c)	403	7,073
RightNow Technologies Inc. (c)	198	6,531
Sapient Corp.	844	8,558
Smith Micro Software Inc. (c) (d)	213	323
Synchronoss Technologies Inc. (c)	221	5,500
ViaSat Inc. (c)	254	8,446
Wright Express Corp. (c)	235	8,946

		162,132

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
MATERIALS - 6.8%
Balchem Corp.	176	6,561
Clearwater Paper Corp. (c)	141	4,781
EI Du Pont de Nemours & Co.	1,332	53,253
Innophos Holdings Inc.	133	5,311
KapStone Paper and Packaging Corp. (c)	283	3,935
MeadWestvaco Corp.	1,015	24,919
Nucor Corp.	607	19,199
RPM International Inc.	1,203	22,505
Sensient Technologies Corp.	303	9,875
Sonoco Products Co.	787	22,215
Southern Copper Corp.	544	13,584

		186,138
TELECOMMUNICATION SERVICES - 10.6%
AT&T Inc.	3,766	107,408
Rogers Communications Inc. - Class B	765	26,184
Verizon Communications Inc.	3,093	113,805
Vodafone Group Plc	17,033	43,899

		291,296
UTILITIES - 0.3%
El Paso Electric Co.	263	8,434

Total Common Stocks (cost $3,122,622)		2,740,125

SHORT TERM INVESTMENTS - 3.6%
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	91,557	91,557
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	7,885	7,638

Total Short Term Investments (cost $99,442)		99,195

Total Investments - 103.6% (cost $3,222,064)		2,839,320
Other Assets and Liabilities, Net - (3.6%)		(98,920)

Total Net Assets - 100.0%		$2,740,400

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.6%
Autoliv Inc.	35	$1,706
AutoZone Inc. (c)	7	2,234
Bed Bath & Beyond Inc. (c)	38	2,183
Brown Shoe Co. Inc. (d)	20	140
Cabela’s Inc. (c) (d)	29	585
Cato Corp. - Class A	12	268
Cheesecake Factory Inc. (c)	25	614
Cracker Barrel Old Country Store Inc.	10	389
Dana Holding Corp. (c)	56	592
Deckers Outdoor Corp. (c)	16	1,449
Dillard’s Inc.	23	1,012
Dollar Tree Inc. (c)	18	1,379
DSW Inc.	7	319
Expedia Inc.	37	947
Family Dollar Stores Inc.	39	1,966
Ford Motor Co. (c)	273	2,641
Fossil Inc. (c)	26	2,119
G-III Apparel Group Ltd. (c)	9	197
Garmin Ltd. (d)	59	1,877
Genesco Inc. (c)	10	527
Hibbett Sports Inc. (c)	12	410

	Shares/Par	Value
Iconix Brand Group Inc. (c)	31	497
iRobot Corp. (c) (d)	11	265
Jos. A. Bank Clothiers Inc. (c) (d)	12	540
K12 Inc. (c)	13	323
Leggett & Platt Inc.	80	1,591
Liberty Media Corp. (c)	82	1,212
Life Time Fitness Inc. (c)	17	628
Magna International Inc.	87	2,882
Maidenform Brands Inc. (c)	10	244
Mattel Inc.	72	1,864
Monro Muffler Brake Inc.	13	433
NetFlix Inc. (c)	11	1,230
O’Reilly Automotive Inc. (c)	20	1,364
Pier 1 Imports Inc. (c)	46	454
Sally Beauty Holdings Inc. (c)	74	1,224
Starbucks Corp.	108	4,028
Steven Madden Ltd. (c)	18	541
Tenneco Inc. (c)	24	613
Texas Roadhouse Inc. - Class A	31	415
TRW Automotive Holdings Corp. (c)	49	1,588
Virgin Media Inc. (d)	47	1,150
Wynn Resorts Ltd.	18	2,099

		48,739
CONSUMER STAPLES - 6.5%
Andersons Inc.	8	257
B&G Foods Inc.	20	339
Brown-Forman Corp.	27	1,921
Costco Wholesale Corp.	63	5,177
Darling International Inc. (c)	35	436
Diamond Foods Inc. (d)	9	739
Estee Lauder Cos. Inc.	23	2,055
Hain Celestial Group Inc. (c)	19	566
Hershey Co.	40	2,398
Ruddick Corp.	21	807
United Natural Foods Inc. (c)	20	757

		15,452
ENERGY - 4.9%
Chevron Corp.	20	1,834
ENI SpA	104	1,837
FMC Technologies Inc. (c)	43	1,613
James River Coal Co. (c) (d)	12	79
Knightsbridge Tankers Ltd. (d)	11	176
Lufkin Industries Inc.	13	674
Newfield Exploration Co. (c)	26	1,049
Occidental Petroleum Corp.	20	1,399
RPC Inc. (d)	59	970
Total SA (d)	43	1,877

		11,508
FINANCIALS - 8.5%
Allstate Corp.	57	1,359
American Equity Investment Life Holding Co.	26	229
Banco Santander SA	213	1,738
Berkshire Hathaway Inc. (c)	23	1,666
Cardtronics Inc. (c)	18	402
Chubb Corp.	32	1,919
Cincinnati Financial Corp.	58	1,520
Community Bank System Inc. (d)	13	306
Credit Suisse Group AG (c)	57	1,492
Extra Space Storage Inc.	36	669
EZCORP Inc. (c)	20	578
First Cash Financial Services Inc. (c)	13	534
First Niagara Financial Group Inc.	132	1,205
FNB Corp.	49	424

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Horace Mann Educators Corp.	17	192
People’s United Financial Inc.	129	1,466
Portfolio Recovery Associates Inc. (c)	7	445
Saul Centers Inc.	8	258
Torchmark Corp.	48	1,669
World Acceptance Corp. (c) (d)	7	364
Zurich Financial Services AG	9	1,817

		20,252
HEALTH CARE - 7.6%
Air Methods Corp. (c)	5	325
AstraZeneca Plc	50	2,198
Biogen Idec Inc. (c)	28	2,653
Cerner Corp. (c)	24	1,677
CR Bard Inc.	20	1,794
Cyberonics Inc. (c)	12	329
Eli Lilly & Co.	52	1,932
Emergent BioSolutions Inc. (c)	14	213
GlaxoSmithKline Plc	118	2,435
Hanger Orthopedic Group Inc. (c)	13	240
HealthSpring Inc. (c)	24	889
MWI Veterinary Supply Inc. (c)	5	356
Par Pharmaceutical Cos. Inc. (c)	15	395
Parexel International Corp. (c)	23	442
Universal American Corp.	33	330
Varian Medical Systems Inc. (c)	28	1,444
Zoll Medical Corp. (c) (d)	9	356

		18,008
INDUSTRIALS - 9.3%
Avery Dennison Corp.	44	1,094
Avis Budget Group Inc. (c)	42	408
Blount International Inc. (c)	20	267
CoStar Group Inc. (c) (d)	9	465
Dolan Media Co. (c)	13	113
Eaton Corp.	36	1,288
EnerSys	21	428
Franklin Electric Co. Inc.	10	347
GeoEye Inc. (c)	10	270
HEICO Corp. (d)	7	339
Hexcel Corp. (c)	41	908
Huntington Ingalls Industries Inc. (c)	10	242
II-VI Inc. (c)	26	454
Joy Global Inc.	15	931
Lindsay Corp. (d)	5	276
Masco Corp.	142	1,008
Middleby Corp. (c)	8	564
Moog Inc. (c)	18	582
Northrop Grumman Systems Corp.	57	2,989
Old Dominion Freight Line Inc. (c)	23	665
PACCAR Inc.	53	1,791
RR Donnelley & Sons Co.	105	1,489
Sauer-Danfoss Inc. (c)	20	570
Textainer Group Holdings Ltd.	21	424
Titan Machinery Inc. (c)	8	143
United Parcel Service Inc.	26	1,635
United Rentals Inc. (c) (d)	25	419
WW Grainger Inc.	14	2,042

		22,151
INFORMATION TECHNOLOGY - 17.1%
Advent Software Inc. (c)	22	465
Altera Corp.	46	1,448
Apple Inc. (c)	14	5,381
Atmel Corp. (c)	184	1,485
Autodesk Inc. (c)	33	923

	Shares/Par	Value
BMC Software Inc. (c)	26	1,002
Broadcom Corp.	110	3,659
Ceva Inc. (c)	10	239
Check Point Software Technologies Ltd. (c)	30	1,606
Checkpoint Systems Inc. (c)	18	240
Coherent Inc. (c)	11	466
Cypress Semiconductor Corp. (c)	67	1,008
DTS Inc. (c)	8	190
Ebix Inc. (d)	16	238
Fairchild Semiconductor International Inc. (c)	50	536
Finisar Corp. (c)	31	542
Fiserv Inc. (c)	22	1,114
GT Advanced Technologies Inc. (c) (d)	64	446
Hittite Microwave Corp. (c)	13	631
Interactive Intelligence Group (c)	7	200
InterDigital Inc. (d)	19	873
j2 Global Communications Inc.	20	530
Jabil Circuit Inc.	88	1,563
KLA-Tencor Corp.	24	936
Lam Research Corp. (c)	18	682
Linear Technology Corp.	33	912
Littelfuse Inc.	10	386
LivePerson Inc. (c)	23	226
LTX-Credence Corp. (c)	22	117
Mellanox Technologies Ltd. (c)	14	443
Micrel Inc.	27	259
NetApp Inc. (c)	53	1,782
NetGear Inc. (c)	15	388
NetScout Systems Inc. (c)	18	209
Nokia Oyj	217	1,227
Power-One Inc. (c) (d)	43	194
Progress Software Corp. (c)	28	484
RF Micro Devices Inc. (c)	107	676
RightNow Technologies Inc. (c)	13	444
Sapient Corp.	59	600
Smith Micro Software Inc. (c) (d)	15	23
Synchronoss Technologies Inc. (c) (d)	15	374
Texas Instruments Inc.	58	1,540
TriQuint Semiconductor Inc. (c)	64	319
ViaSat Inc. (c)	17	558
Vishay Intertechnology Inc. (c)	60	502
Wright Express Corp. (c)	16	595
Xilinx Inc.	66	1,807

		40,468
MATERIALS - 6.7%
Balchem Corp.	12	446
Ball Corp.	56	1,740
Cabot Corp.	26	647
Clearwater Paper Corp. (c)	9	317
Cliffs Natural Resources Inc.	54	2,759
Eastman Chemical Co.	29	1,986
Innophos Holdings Inc.	9	348
KapStone Paper and Packaging Corp. (c)	18	245
MeadWestvaco Corp.	70	1,719
PPG Industries Inc.	23	1,606
Sensient Technologies Corp.	21	681
Sherwin-Williams Co.	23	1,692
Sigma-Aldrich Corp.	18	1,097
Solutia Inc. (c)	49	625

		15,908
TELECOMMUNICATION SERVICES - 7.9%
AT&T Inc.	62	1,777
CenturyLink Inc.	39	1,292
Deutsche Telekom AG	177	2,076

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
France Telecom SA	108	1,770
Koninklijke KPN NV	156	2,059
MetroPCS Communications Inc. (c)	143	1,245
NII Holdings Inc. - Class B (c)	25	668
Telecom Italia SpA	1,745	1,896
Telefonica SA	99	1,905
Vivendi SA	83	1,700
Vodafone Group Plc	873	2,249

		18,637
UTILITIES - 10.7%
Alliant Energy Corp.	50	1,926
Dominion Resources Inc.	42	2,153
DTE Energy Co.	40	1,957
E.ON AG	75	1,626
Edison International	47	1,814
El Paso Electric Co.	18	591
Enel SpA	451	1,992
Entergy Corp.	26	1,713
GDF Suez	63	1,860
Integrys Energy Group Inc.	38	1,835
National Grid Plc	265	2,623
NiSource Inc.	104	2,223
Pinnacle West Capital Corp.	44	1,897
RWE AG	34	1,269

		25,479

Total Common Stocks (cost $268,308)		236,601

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (b)	225	225
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	7,296	7,296
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	541	524

		7,820

Total Short Term Investments (cost $8,062)		8,045

Total Investments - 103.2% (cost $276,370)		244,646
Other Assets and Liabilities, Net - (3.2%)		(7,664)

Total Net Assets - 100.0%		$236,982

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 22.4%
Autoliv Inc. (d)	80	$3,864
Bed Bath & Beyond Inc. (c)	85	4,868
Dana Holding Corp. (c)	127	1,331
Deckers Outdoor Corp. (c)	35	3,228
Dillard’s Inc. (d)	52	2,268
Dollar Tree Inc. (c)	41	3,091
Esprit Holdings Ltd. (d)	812	984
Expedia Inc.	82	2,119
Ford Motor Co. (c)	608	5,883
Fossil Inc. (c)	58	4,722
Genuine Parts Co.	38	1,936
Liberty Media Corp. (c)	187	2,761
Magna International Inc.	196	6,477

	Shares/Par	Value
Marks & Spencer Group Plc	662	3,222
O’Reilly Automotive Inc. (c)	46	3,058
Pier 1 Imports Inc. (c)	105	1,025
Sally Beauty Holdings Inc. (c)	164	2,727
Starbucks Corp.	243	9,065
Tenneco Inc. (c)	54	1,379
Thomson Reuters Corp.	52	1,418
TRW Automotive Holdings Corp. (c)	108	3,551
Virgin Media Inc. (d)	106	2,582
Wynn Resorts Ltd.	41	4,676

		72,236
CONSUMER STAPLES - 8.5%
Campbell Soup Co.	56	1,822
Clorox Co.	31	2,064
Costco Wholesale Corp.	142	11,623
General Mills Inc.	55	2,129
HJ Heinz Co.	40	1,997
Kellogg Co.	38	2,038
Kraft Foods Inc. - Class A	121	4,075
SUPERVALU Inc. (d)	205	1,366
Sysco Corp.	67	1,735

		28,849
ENERGY - 5.2%
ConocoPhillips	29	1,830
Enbridge Inc.	69	2,216
ENI SpA	224	3,946
Frontline Ltd. (d)	77	372
RPC Inc. (d)	133	2,170
Spectra Energy Corp.	78	1,921
Teekay Corp.	59	1,335
Total SA (d)	92	4,078

		17,868
FINANCIALS - 7.7%
Banco Santander SA	462	3,779
Bank of China Ltd. (d)	7,245	2,240
BOC Hong Kong Holdings Ltd. (d)	1,124	2,376
China Construction Bank Corp. (d)	4,263	2,578
Credit Suisse Group AG (c)	122	3,181
Industrial & Commercial Bank of China	5,132	2,478
Man Group Plc	825	2,134
RSA Insurance Group Plc	1,950	3,357
Zurich Financial Services AG	19	3,941

		26,064
HEALTH CARE - 5.8%
Abbott Laboratories	41	2,089
AstraZeneca Plc	107	4,771
Cerner Corp. (c)	54	3,733
GlaxoSmithKline Plc	253	5,210
Pfizer Inc.	218	3,861

		19,664
INDUSTRIALS - 6.0%
Avis Budget Group Inc. (c)	92	885
BAE Systems Plc	740	3,056
General Electric Co.	209	3,185
Joy Global Inc.	34	2,115
PACCAR Inc.	120	4,056
Raytheon Co.	42	1,735
Sauer-Danfoss Inc. (c)	43	1,248
United Rentals Inc. (c) (d)	54	910
Waste Management Inc.	53	1,727
Watsco Inc. (d)	31	1,584

		20,501

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
INFORMATION TECHNOLOGY - 17.7%
Altera Corp.	103	3,240
Apple Inc. (c)	32	12,078
Atmel Corp. (c)	412	3,322
Autodesk Inc. (c)	74	2,067
BMC Software Inc. (c)	58	2,251
Broadcom Corp.	150	4,982
Check Point Software Technologies Ltd. (c)	68	3,600
Cypress Semiconductor Corp. (c)	149	2,228
Diebold Inc.	61	1,678
Fairchild Semiconductor International Inc. (c)	112	1,208
Finisar Corp. (c)	73	1,276
Fiserv Inc. (c)	49	2,481
Jabil Circuit Inc.	196	3,482
KLA-Tencor Corp.	55	2,092
Lam Research Corp. (c)	40	1,526
Linear Technology Corp.	74	2,052
NetApp Inc. (c)	119	4,034
Nokia Oyj	473	2,676
Power-One Inc. (c) (d)	102	459
RF Micro Devices Inc. (c)	246	1,561
TriQuint Semiconductor Inc. (c)	141	709
Vishay Intertechnology Inc. (c)	135	1,128

		60,130
MATERIALS - 6.9%
Cabot Corp.	58	1,446
Cliffs Natural Resources Inc.	121	6,209
Eastman Chemical Co.	65	4,440
MeadWestvaco Corp.	75	1,849
Nucor Corp.	45	1,436
RPM International Inc.	89	1,662
Sigma-Aldrich Corp.	40	2,453
Solutia Inc. (c)	109	1,406
Sonoco Products Co.	58	1,639
Southern Copper Corp.	40	1,005

		23,545
TELECOMMUNICATION SERVICES - 13.8%
AT&T Inc.	130	3,712
Deutsche Telekom AG	378	4,441
France Telecom SA	234	3,833
Koninklijke KPN NV	336	4,421
MetroPCS Communications Inc. (c)	318	2,771
NII Holdings Inc. - Class B (c)	56	1,502
Rogers Communications Inc. - Class B	57	1,946
Telecom Italia SpA	3,777	4,104
Telefonica SA	215	4,127
Verizon Communications Inc.	107	3,933
Vivendi SA	181	3,694
Vodafone Group Plc	3,359	8,657

		47,140
UTILITIES - 5.9%
E.ON AG	160	3,466
Enel SpA	977	4,312
GDF Suez	136	4,055
National Grid Plc	566	5,613
RWE AG	73	2,698

		20,144

Total Common Stocks (cost $410,710)		340,141

SHORT TERM INVESTMENTS - 4.2%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (b)	356	356

	Shares/ Par	Value
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0. 24% (a) (b)	13,651	13,651
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	333	322

		13,973

Total Short Term Investments (cost $14,340)		14,329

Total Investments - 104.1% (cost $425,050)		354,470
Other Assets and Liabilities, Net - (4.1%)		(13,905)

Total Net Assets - 100.0%		$340,565

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 12.8%
Boyd Gaming Corp. (c) (d)	1,066	$5,222
Group 1 Automotive Inc. (d)	135	4,810
Helen of Troy Ltd. (c)	188	4,728
Meritage Homes Corp. (c)	255	3,857
Mohawk Industries Inc. (c) (d)	199	8,530
Scholastic Corp.	380	10,643
Standard Motor Products Inc.	409	5,300
Standard-Pacific Corp. (c) (d)	1,223	3,021
Zale Corp. (c) (d)	1,314	3,746

		49,857
CONSUMER STAPLES - 1.3%
Spartan Stores Inc.	333	5,160
ENERGY - 7.7%
Exterran Holdings Inc. (c) (d)	472	4,589
Helix Energy Solutions Group Inc. (c)	929	12,168
Pioneer Drilling Co. (c)	635	4,556
Unit Corp. (c)	241	8,908

		30,221
FINANCIALS - 28.2%
American Financial Group Inc.	349	10,853
Apollo Investment Corp.	1,020	7,667
BancorpSouth Inc. (d)	708	6,216
Cathay General Bancorp	676	7,690
Delphi Financial Group Inc. - Class A	196	4,219
Duke Realty Corp.	900	9,453
Forestar Group Inc. (c)	293	3,200
HCC Insurance Holdings Inc.	390	10,543
Lexington Realty Trust (d)	711	4,649
Parkway Properties Inc.	318	3,501
Pennsylvania Real Estate Investment Trust (d)	386	2,987
Pinnacle Financial Partners Inc. (c)	414	4,535
Piper Jaffray Cos. (c)	161	2,889
Protective Life Corp.	424	6,624
Reinsurance Group of America Inc.	209	9,596
Selective Insurance Group	312	4,066
StanCorp Financial Group Inc.	249	6,861
Synovus Financial Corp.	4,281	4,581

		110,130
HEALTH CARE - 11.1%
Amedisys Inc. (c)	168	2,492
Amsurg Corp. (c)	267	6,011
Kindred Healthcare Inc. (c)	609	5,247

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
LifePoint Hospitals Inc. (c)	307	11,245
Omnicare Inc. (d)	444	11,296
PharMerica Corp. (c)	490	6,998

		43,289
INDUSTRIALS - 11.8%
Federal Signal Corp.	821	3,629
GATX Corp.	318	9,851
Harsco Corp.	399	7,727
SkyWest Inc.	362	4,166
Trinity Industries Inc.	421	9,024
Universal Forest Products Inc.	145	3,498
URS Corp. (c)	271	8,044

		45,939
INFORMATION TECHNOLOGY - 9.0%
Arris Group Inc. (c)	503	5,186
Arrow Electronics Inc. (c)	328	9,099
Ciber Inc. (c)	1,209	3,662
Convergys Corp. (c)	857	8,038
SYNNEX Corp. (c)	180	4,725
United Online Inc.	856	4,478

		35,188
MATERIALS - 3.2%
Headwaters Inc. (c)	1,198	1,725
Olympic Steel Inc.	196	3,317
Reliance Steel & Aluminum Co.	221	7,512

		12,554
TELECOMMUNICATION SERVICES - 1.7%
Telephone & Data Systems Inc.	309	6,564
UTILITIES - 12.3%
Atmos Energy Corp.	361	11,730
CH Energy Group Inc.	115	6,025
El Paso Electric Co.	205	6,581
NV Energy Inc.	803	11,808
Westar Energy Inc.	448	11,843

		47,987

Total Common Stocks (cost $491,078)		386,889

SHORT TERM INVESTMENTS - 9.1%
Investment Companies - 0.5%
JNL Money Market Fund, 0.02% (a) (b)	1,849	1,849
Securities Lending Collateral - 8.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	33,494	33,494
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	180	175

		33,669

Total Short Term Investments (cost $35,523)		35,518

Total Investments - 108.2% (cost $526,601)		422,407
Other Assets and Liabilities, Net - (8.2%)		(32,143)

Total Net Assets - 100.0%		$390,264

	Shares/Par	Value
JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 14.9%
Honda Motor Co. Ltd. - ADR	95	$2,775
Panasonic Corp. - ADR	267	2,538
Sony Corp. - ADR (d)	105	2,000
Toyota Motor Corp. - ADR (d)	48	3,264

		10,577
ENERGY - 12.7%
EnCana Corp.	129	2,480
ENI SpA - ADR	86	3,020
Repsol YPF SA - ADR	135	3,533

		9,033
FINANCIALS - 36.2%
AXA SA - ADR	226	2,970
Banco Santander SA - ADR	353	2,838
Barclays Plc - ADR (d)	228	2,226
Lloyds Banking Group Plc - ADR (c) (d)	915	1,912
Manulife Financial Corp.	219	2,479
Mitsubishi UFJ Financial Group Inc. - ADR (d)	695	3,093
Mizuho Financial Group Inc. -ADR (d)	1,003	2,857
National Bank of Greece SA - ADR (d)	2,238	1,745
Sun Life Financial Inc.	125	2,971
UBS AG (c)	228	2,609

		25,700
MATERIALS - 3.7%
POSCO - ADR (d)	35	2,653
TELECOMMUNICATION SERVICES - 26.5%
China Unicom Ltd. - ADR (d)	264	5,382
Deutsche Telekom AG - ADR (d)	294	3,445
France Telecom SA - ADR	178	2,920
Nippon Telegraph & Telephone Corp. - ADR	164	3,925
Telecom Italia SpA - ADR	291	3,141

		18,813
UTILITIES - 6.0%
Korea Electric Power Corp. - ADR (c)	278	2,365
Veolia Environnement - ADR	128	1,865

		4,230

Total Common Stocks (cost $97,039)		71,006

SHORT TERM INVESTMENTS - 27.2%
Investment Companies - 0.2%
JNL Money Market Fund, 0.02% (a) (b)	158	158
Securities Lending Collateral - 27.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	18,855	18,855
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	301	292

		19,147

Total Short Term Investments (cost $19,314)		19,305

Total Investments - 127.2% (cost $116,353)		90,311
Other Assets and Liabilities, Net - (27.2%)		(19,321)

Total Net Assets - 100.0%		$70,990

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 4.3%
Virgin Media Inc. (d)	94	$2,286
FINANCIALS - 2.5%
Leucadia National Corp.	59	1,339
TELECOMMUNICATION SERVICES - 93.6%
AboveNet Inc.	4	226
American Tower Corp. - Class A (c)	46	2,484
AT&T Inc.	573	16,338
CenturyLink Inc.	74	2,457
Cincinnati Bell Inc. (c)	1	2
Crown Castle International Corp. (c)	64	2,585
Frontier Communications Corp. (d)	325	1,985
Leap Wireless International Inc. (c) (d)	—	2
Level 3 Communications Inc. (c) (d)	453	675
MetroPCS Communications Inc. (c)	87	758
NII Holdings Inc. - Class B (c)	52	1,412
SBA Communications Corp. (c)	35	1,195
Sprint Nextel Corp. (c)	770	2,342
Telephone & Data Systems Inc.	13	266
tw telecom inc. (c)	41	679
US Cellular Corp. (c)	—	8
Verizon Communications Inc.	410	15,102
Windstream Corp. (d)	160	1,861

		50,377

Total Common Stocks (cost $56,704)		54,002

SHORT TERM INVESTMENTS - 11.0%
Securities Lending Collateral - 11.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	5,851	5,851
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	90	88

Total Short Term Investments (cost $5,941)		5,939

Total Investments - 111.4% (cost $62,645)		59,941
Other Assets and Liabilities, Net - (11.4%)		(6,147)

Total Net Assets - 100.0%		$53,794

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 73.5%
99 Cents Only Stores (c)	3	$57
Aaron’s Inc.	4	99
Abercrombie & Fitch Co. - Class A	5	308
Advance Auto Parts Inc.	4	243
Aeropostale Inc. (c)	5	51
Amazon.com Inc. (c)	20	4,299
AMC Networks Inc. (c)	3	106
American Eagle Outfitters Inc.	11	128
ANN Inc. (c)	3	68
Apollo Group Inc. - Class A (c)	7	275
Arbitron Inc.	1	49
Ascena Retail Group Inc. (c)	4	98

	Shares/Par	Value
AutoNation Inc. (c) (d)	2	82
AutoZone Inc. (c)	1	447
Bally Technologies Inc. (c) (d)	3	82
Bed Bath & Beyond Inc. (c)	14	810
Best Buy Co. Inc. (d)	17	401
Big Lots Inc. (c)	4	147
Bob Evans Farms Inc.	2	50
Brinker International Inc.	5	100
Buckle Inc. (d)	2	61
Cablevision Systems Corp. - Class A	13	202
Career Education Corp. (c)	4	48
Carmax Inc. (c)	13	305
Carnival Corp.	23	703
Cato Corp. - Class A	1	33
CBS Corp. - Class B	35	720
CEC Entertainment Inc.	1	30
Charter Communications Inc. (c)	2	103
Cheesecake Factory Inc. (c)	3	72
Chico’s FAS Inc.	10	114
Childrens Place Retail Stores Inc. (c)	1	67
Chipotle Mexican Grill Inc. - Class A (c)	2	531
Choice Hotels International Inc.	2	54
Cinemark Holdings Inc.	5	94
Collective Brands Inc. (c) (d)	3	43
Comcast Corp. - Class A	118	2,464
Comcast Corp. - Special Class A	37	760
Cracker Barrel Old Country Store Inc.	1	50
CTC Media Inc.	3	25
Darden Restaurants Inc.	8	323
DeVry Inc.	3	124
Dick’s Sporting Goods Inc. (c)	5	178
Dillard’s Inc. - Class A	2	93
DIRECTV - Class A (c)	42	1,761
Discovery Communications Inc. - Class A (c)	15	554
DISH Network Corp. - Class A (c)	12	295
Dollar General Corp. (c)	6	208
Dollar Tree Inc. (c)	7	517
Domino’s Pizza Inc. (c)	3	90
DreamWorks Animation SKG Inc. - Class A (c)	4	69
Expedia Inc.	11	292
Family Dollar Stores Inc.	6	324
Foot Locker Inc.	9	174
GameStop Corp. - Class A (c) (d)	8	183
Gannett Co. Inc.	13	128
Gap Inc.	16	254
Gaylord Entertainment Co. (c) (d)	2	44
Genesco Inc. (c)	1	68
Group 1 Automotive Inc. (d)	1	47
Guess? Inc.	4	104
H&R Block Inc.	17	229
Hillenbrand Inc.	4	65
Home Depot Inc.	90	2,964
HSN Inc.	2	76
Hyatt Hotels Corp. - Class A (c)	2	69
International Game Technology	17	245
International Speedway Corp. - Class A	1	33
Interpublic Group of Cos. Inc.	27	192
ITT Educational Services Inc. (c) (d)	2	88
J.C. Penney Co. Inc. (d)	8	223
Jack in the Box Inc. (c)	3	56
John Wiley & Sons Inc. - Class A	3	127
Kohl’s Corp.	15	733
Lamar Advertising Co. - Class A (c) (d)	3	55
Las Vegas Sands Corp. (c)	22	850
Liberty Global Inc. (c)	15	537
Liberty Media Corp. (c)	39	914

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Life Time Fitness Inc. (c)	2	85
Limited Brands Inc.	15	570
Live Nation Inc. (c)	9	73
Lowe’s Cos. Inc.	74	1,422
Macy’s Inc.	24	631
Madison Square Garden Inc. - Class A (c)	4	80
Marriott International Inc. - Class A	17	473
Matthews International Corp. - Class A	2	51
McDonald’s Corp.	58	5,111
McGraw-Hill Cos. Inc.	17	696
Men’s Wearhouse Inc.	3	77
Meredith Corp. (d)	2	46
MGM Resorts International (c)	18	169
Morningstar Inc.	1	83
NetFlix Inc. (c)	3	334
New York Times Co. - Class A (c) (d)	7	40
News Corp. - Class A	102	1,585
News Corp. - Class B	25	383
Nordstrom Inc.	10	438
O’Reilly Automotive Inc. (c)	8	511
Office Depot Inc. (c)	15	30
OfficeMax Inc. (c)	4	22
Omnicom Group Inc.	16	584
Orient-Express Hotels Ltd. - Class A (c)	6	38
Panera Bread Co. - Class A (c)	2	168
Papa John’s International Inc. (c)	1	32
Penn National Gaming Inc. (c)	4	126
PetSmart Inc.	6	274
PF Chang’s China Bistro Inc. (d)	1	33
Pinnacle Entertainment Inc. (c)	3	31
Priceline.com Inc. (c)	3	1,263
RadioShack Corp.	6	68
Regal Entertainment Group - Class A (d)	4	51
Regis Corp.	3	47
Rent-A-Center Inc.	3	94
Ross Stores Inc.	7	521
Royal Caribbean Cruises Ltd.	8	167
Saks Inc. (c) (d)	7	62
Sally Beauty Holdings Inc. (c)	5	91
Scholastic Corp.	1	33
Scientific Games Corp. - Class A (c)	4	26
Scripps Networks Interactive Inc. - Class A	5	184
Sears Holdings Corp. (c) (d)	3	151
Service Corp. International	13	122
Shutterfly Inc. (c)	2	68
Signet Jewelers Ltd.	5	163
Six Flags Entertainment Corp. (d)	3	86
Sonic Corp. (c)	3	23
Sotheby’s - Class A	4	104
Staples Inc.	40	537
Starbucks Corp.	42	1,565
Starwood Hotels & Resorts Worldwide Inc.	11	427
Strayer Education Inc. (d)	1	52
Target Corp.	35	1,693
Tiffany & Co.	7	438
Time Warner Cable Inc.	18	1,147
Time Warner Inc.	59	1,767
TJX Cos. Inc.	22	1,209
Tractor Supply Co.	4	251
Ulta Salon Cosmetics & Fragrance Inc. (c)	3	173
Urban Outfitters Inc. (c)	7	159
Vail Resorts Inc. (d)	2	75
Valassis Communications Inc. (c) (d)	3	52
Viacom Inc. - Class B	29	1,141
Walt Disney Co.	97	2,934
Washington Post Co. - Class B (d)	—	88

	Shares/Par	Value
Weight Watchers International Inc. (d)	2	100
Wendy’s Co.	18	81
Williams-Sonoma Inc.	5	162
WMS Industries Inc. (c)	3	56
Wyndham Worldwide Corp.	9	263
Wynn Resorts Ltd.	5	575
Yum! Brands Inc.	26	1,303

		61,433
CONSUMER STAPLES - 17.3%
BJ’s Wholesale Club Inc. (c)	3	154
Casey’s General Stores Inc.	2	94
Costco Wholesale Corp.	25	2,029
CVS Caremark Corp.	76	2,548
Kroger Co.	32	699
Rite Aid Corp. (c)	31	31
Ruddick Corp.	2	95
Safeway Inc.	20	330
SUPERVALU Inc. (d)	12	77
Sysco Corp.	33	859
United Natural Foods Inc. (c)	3	102
Wal-Mart Stores Inc.	100	5,185
Walgreen Co.	51	1,681
Whole Foods Market Inc.	9	576

		14,460
HEALTH CARE - 3.2%
AmerisourceBergen Corp.	15	565
Cardinal Health Inc.	20	822
Chemed Corp.	1	64
McKesson Corp.	14	1,008
Omnicare Inc. (d)	7	168
VCA Antech Inc. (c)	5	76

		2,703
INDUSTRIALS - 2.7%
Alaska Air Group Inc. (c)	2	116
AMR Corp. (c) (d)	18	54
Avis Budget Group Inc. (c)	6	56
Copart Inc. (c)	3	137
Delta Air Lines Inc. (c)	48	358
Dun & Bradstreet Corp.	3	168
Hertz Global Holdings Inc. (c)	13	118
IHS Inc. - Class A (c)	3	198
JetBlue Airways Corp. (c) (d)	14	59
Nielsen Holdings NV (c)	4	106
Rollins Inc.	4	77
SkyWest Inc. (d)	3	34
Southwest Airlines Co.	45	365
United Continental Holdings Inc. (c)	19	361
US Airways Group Inc. (c) (d)	9	48

		2,255
INFORMATION TECHNOLOGY - 2.9%
Acxiom Corp. (c)	5	50
Dolby Laboratories Inc. - Class A (c)	3	80
eBay Inc. (c)	63	1,844
Factset Research Systems Inc.	2	210
OpenTable Inc. (c) (d)	1	63
ValueClick Inc. (c)	5	71
WebMD Health Corp. - Class A (c)	3	101

		2,419

Total Common Stocks (cost $83,974)		83,270

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
SHORT TERM INVESTMENTS - 3.6%
Investment Companies - 0.9%
JNL Money Market Fund, 0.02% (a) (b)	729	729
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	2,268	2,268
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	28	27

		2,295

Total Short Term Investments (cost $3,025)		3,024

Total Investments - 103.2% (cost $86,999)		86,294
Other Assets and Liabilities, Net - (3.2%)		(2,675)

Total Net Assets - 100.0%		$83,619

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.3%
FINANCIALS - 93.5%
ACE Ltd.	29	$1,743
Affiliated Managers Group Inc. (c)	4	349
AFLAC Inc.	40	1,404
Alexandria Real Estate Equities Inc.	5	313
Alleghany Corp. (c)	1	194
Allied World Assurance Co. Holdings Ltd. (d)	3	169
Allstate Corp.	41	967
American Campus Communities Inc.	6	205
American Capital Agency Corp.	15	402
American Express Co.	90	4,038
American Financial Group Inc.	7	225
American International Group Inc. (c)	37	814
American National Insurance Co.	1	83
Ameriprise Financial Inc.	20	779
Annaly Capital Management Inc.	82	1,357
AON Corp.	27	1,153
Apartment Investment & Management Co. - Class A	10	218
Arch Capital Group Ltd. (c)	11	359
Argo Group International Holdings Ltd.	2	61
Arthur J Gallagher & Co.	9	240
Aspen Insurance Holdings Ltd.	5	119
Associated Banc-Corp	14	129
Assurant Inc.	8	287
Assured Guaranty Ltd.	14	155
Astoria Financial Corp.	6	47
AvalonBay Communities Inc.	8	901
Axis Capital Holdings Ltd.	11	277
BancorpSouth Inc. (d)	5	48
Bank of America Corp. (d)	852	5,215
Bank of Hawaii Corp.	4	138
Bank of New York Mellon Corp. (a)	105	1,944
BB&T Corp.	59	1,255
Berkshire Hathaway Inc. - Class B (c)	81	5,779
BioMed Realty Trust Inc.	12	193
BlackRock Inc.	8	1,227
BOK Financial Corp.	2	104
Boston Properties Inc.	12	1,104
Brandywine Realty Trust	11	85
BRE Properties Inc. - Class A	6	271
Brookfield Properties Corp.	22	298

	Shares/Par	Value
Brown & Brown Inc.	9	164
Camden Property Trust	6	334
Capital One Financial Corp.	38	1,523
CapitalSource Inc.	26	160
Capitol Federal Financial Inc.	13	139
Cash America International Inc.	2	121
Cathay General Bancorp	6	66
CB Richard Ellis Group Inc. - Class A (c)	25	332
CBL & Associates Properties Inc.	11	130
CBOE Holdings Inc.	7	180
Charles Schwab Corp.	88	987
Chimera Investment Corp. (d)	84	231
Chubb Corp.	24	1,444
Cincinnati Financial Corp.	13	346
CIT Group Inc. (c)	17	511
Citigroup Inc.	245	6,275
City National Corp.	4	147
CME Group Inc.	5	1,324
CNO Financial Group Inc. (c)	18	96
Colonial Properties Trust	7	121
Comerica Inc.	17	382
Commerce Bancshares Inc. (d)	7	238
CommonWealth REIT	6	120
Corporate Office Properties Trust	5	117
Cullen/Frost Bankers Inc. (d)	5	235
DCT Industrial Trust Inc.	19	83
DDR Corp.	20	219
Delphi Financial Group Inc. - Class A	4	88
DiamondRock Hospitality Co.	13	92
Digital Realty Trust Inc. (d)	8	456
Discover Financial Services	46	1,062
Douglas Emmett Inc. (d)	10	168
Duke Realty Corp.	21	219
DuPont Fabros Technology Inc. (d)	6	112
E*Trade Financial Corp. (c)	22	205
East West Bancorp Inc.	12	180
EastGroup Properties Inc.	2	87
Eaton Vance Corp.	10	218
Endurance Specialty Holdings Ltd.	4	126
Entertainment Properties Trust	4	144
Equity Lifestyle Properties Inc.	3	211
Equity Residential	25	1,302
Erie Indemnity Co. - Class A	2	159
Essex Property Trust Inc.	3	337
Everest Re Group Ltd.	4	292
Extra Space Storage Inc.	7	130
EZCORP Inc. (c)	3	99
Federal Realty Investment Trust	5	441
Federated Investors Inc. - Class B (d)	8	147
Fidelity National Financial Inc. - Class A	19	282
Fifth Third Bancorp	78	791
First American Financial Corp.	8	98
First Financial Bankshares Inc. (d)	2	62
First Horizon National Corp.	24	140
First Midwest Bancorp Inc.	6	46
First Niagara Financial Group Inc.	24	221
First Republic Bank (c)	6	146
FirstMerit Corp.	9	97
FNB Corp.	9	75
Forest City Enterprises Inc. - Class A (c)	10	110
Franklin Resources Inc.	13	1,200
Franklin Street Properties Corp.	6	71
Fulton Financial Corp.	16	119
General Growth Properties Inc.	32	387
Genworth Financial Inc. - Class A (c)	40	230
Glacier Bancorp Inc.	5	46

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Goldman Sachs Group Inc.	36	3,405
Greenhill & Co. Inc. (d)	2	67
Hancock Holding Co.	7	187
Hanover Insurance Group Inc.	4	147
Hartford Financial Services Group Inc.	38	613
Hatteras Financial Corp.	6	163
HCC Insurance Holdings Inc.	10	257
HCP Inc.	35	1,211
Health Care REIT Inc.	15	707
Healthcare Realty Trust Inc.	5	91
Highwoods Properties Inc.	6	164
Home Properties Inc.	3	194
Horace Mann Educators Corp.	3	34
Hospitality Properties Trust	11	232
Host Hotels & Resorts Inc.	59	646
Howard Hughes Corp. (c)	2	83
Hudson City Bancorp Inc.	43	244
Huntington Bancshares Inc.	71	342
IberiaBank Corp. (d)	2	115
IntercontinentalExchange Inc. (c)	6	744
International Bancshares Corp.	6	73
Invesco Ltd.	38	585
Invesco Mortgage Capital Inc.	9	131
Investment Technology Group Inc. (c)	3	34
Janus Capital Group Inc.	15	90
Jefferies Group Inc.	13	157
Jones Lang LaSalle Inc.	3	181
JPMorgan Chase & Co.	237	7,137
KBW Inc. (d)	3	38
Kemper Corp.	4	98
KeyCorp	80	474
Kilroy Realty Corp.	5	149
Kimco Realty Corp.	35	523
Knight Capital Group Inc. - Class A (c)	8	92
LaSalle Hotel Properties	7	131
Legg Mason Inc.	11	291
Lexington Realty Trust (d)	13	84
Liberty Property Trust (d)	9	274
Lincoln National Corp.	26	401
Loews Corp.	30	1,021
M&T Bank Corp.	11	736
Macerich Co.	11	465
Mack-Cali Realty Corp.	7	189
Markel Corp. (c)	1	286
Marsh & McLennan Cos. Inc.	46	1,209
MB Financial Inc.	4	64
MBIA Inc. (c) (d)	12	88
Mercury General Corp.	2	94
MetLife Inc.	69	1,943
MF Global Holdings Ltd. (c) (d)	14	56
MFA Financial Inc.	28	199
Mid-America Apartment Communities Inc.	3	192
Montpelier Re Holdings Ltd.	5	90
Moody’s Corp.	17	516
Morgan Stanley	148	2,001
MSCI Inc. - Class A (c)	10	300
NASDAQ OMX Group Inc. (c)	11	263
National Penn Bancshares Inc.	10	71
National Retail Properties Inc. (d)	8	207
New York Community Bancorp Inc. (d)	37	445
Northern Trust Corp.	19	650
NYSE Euronext	22	516
Old National Bancorp	9	83
Old Republic International Corp.	20	175
Omega Healthcare Investors Inc.	8	128
PacWest Bancorp	2	29

	Shares/Par	Value
Park National Corp. (d)	1	51
PartnerRe Ltd.	6	295
People’s United Financial Inc.	31	356
Piedmont Office Realty Trust Inc. (d)	15	246
Piper Jaffray Cos. (c)	1	25
Platinum Underwriters Holdings Ltd.	3	106
Plum Creek Timber Co. Inc.	14	475
PNC Financial Services Group Inc.	44	2,138
Popular Inc. (c)	84	125
Post Properties Inc.	4	154
Potlatch Corp.	4	115
Principal Financial Group Inc.	25	559
PrivateBancorp Inc.	5	39
ProAssurance Corp.	3	188
Progressive Corp.	50	896
ProLogis Inc.	39	935
Prosperity Bancshares Inc.	4	138
Protective Life Corp.	7	106
Provident Financial Services Inc.	5	51
Prudential Financial Inc.	41	1,909
Public Storage	12	1,338
Raymond James Financial Inc.	9	234
Rayonier Inc.	10	385
Realty Income Corp. (d)	11	352
Redwood Trust Inc. (d)	5	54
Regency Centers Corp.	7	262
Regions Financial Corp.	106	352
Reinsurance Group of America Inc.	6	298
RenaissanceRe Holdings Ltd.	5	290
RLI Corp. (d)	2	103
SEI Investments Co.	13	193
Selective Insurance Group	4	48
Senior Housing Properties Trust	13	273
Signature Bank (c)	3	154
Simon Property Group Inc.	25	2,718
SL Green Realty Corp.	7	414
SLM Corp.	43	535
St. Joe Co. (c) (d)	7	109
StanCorp Financial Group Inc.	4	99
Starwood Property Trust Inc.	7	126
State Street Corp.	43	1,376
Stifel Financial Corp. (c)	4	117
Sunstone Hotel Investors Inc. (c)	9	51
SunTrust Banks Inc.	46	821
Susquehanna Bancshares Inc. (d)	9	49
SVB Financial Group (c)	3	129
Synovus Financial Corp.	68	73
T. Rowe Price Group Inc.	22	1,029
Tanger Factory Outlet Centers Inc.	7	182
Taubman Centers Inc.	5	233
TCF Financial Corp. (d)	14	124
TD Ameritrade Holding Corp.	19	276
TFS Financial Corp. (c)	7	55
Torchmark Corp.	9	303
Tower Group Inc. (d)	4	82
Transatlantic Holdings Inc.	6	268
Travelers Cos. Inc.	36	1,735
Trustmark Corp. (d)	5	85
U.S. Bancorp	161	3,801
UDR Inc.	18	403
UMB Financial Corp.	3	103
Umpqua Holdings Corp.	8	75
United Bankshares Inc. (d)	4	76
Unum Group	25	531
Validus Holdings Ltd.	6	142
Valley National Bancorp (d)	14	144

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Ventas Inc.	22	1,103
Vornado Realty Trust	16	1,169
Waddell & Reed Financial Inc. - Class A	7	177
Washington Federal Inc.	10	129
Washington REIT	5	148
Webster Financial Corp.	6	89
Weingarten Realty Investors	10	207
Wells Fargo & Co.	340	8,194
Westamerica Bancorporation	2	86
White Mountains Insurance Group Ltd.	1	235
Willis Group Holdings Plc	14	496
Wintrust Financial Corp.	3	73
WR Berkley Corp.	10	300
XL Group Plc	25	467
Zions Bancorporation	15	209

		136,264
INDUSTRIALS - 0.2%
Equifax Inc.	10	314
INFORMATION TECHNOLOGY - 5.1%
MasterCard Inc. - Class A	9	2,833
Visa Inc. - Class A	44	3,788
Western Union Co.	53	805

		7,426
MATERIALS - 0.5%
Weyerhaeuser Co.	46	709

Total Common Stocks (cost $166,776)		144,713

SHORT TERM INVESTMENTS - 3.6%
Investment Companies - 0.4%
JNL Money Market Fund, 0.02% (a) (b)	530	530
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	4,480	4,480
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	209	202

		4,682

Total Short Term Investments (cost $5,219)		5,212

Total Investments - 102.9% (cost $171,995)		149,925
Other Assets and Liabilities, Net - (2.9%)		(4,219)

Total Net Assets - 100.0%		$145,706

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.4%
HEALTH CARE - 99.4%
Abbott Laboratories	266	$13,607
Acorda Therapeutics Inc. (c)	7	136
Aetna Inc.	63	2,308
Alere Inc. (c)	14	284
Alexion Pharmaceuticals Inc. (c)	32	2,031
Alkermes Plc (c)	16	241
Allergan Inc.	52	4,322
Amedisys Inc. (c) (d)	6	84
AMERIGROUP Corp. (c)	9	342
Amgen Inc.	160	8,781
Amylin Pharmaceuticals Inc. (c)	23	209
Auxilium Pharmaceuticals Inc. (c)	8	122

	Shares/Par	Value
Baxter International Inc.	98	5,499
Becton Dickinson & Co.	35	2,593
Bio-Rad Laboratories Inc. - Class A (c)	3	302
Biogen Idec Inc. (c)	41	3,844
BioMarin Pharmaceutical Inc. (c)	19	607
Boston Scientific Corp. (c)	263	1,552
Bristol-Myers Squibb Co.	294	9,233
Brookdale Senior Living Inc. (c)	17	214
CareFusion Corp. (c)	38	907
Catalyst Health Solutions Inc. (c)	7	415
Celgene Corp. (c)	78	4,849
Centene Corp. (c)	9	252
Cephalon Inc. (c)	13	1,078
Cepheid Inc. (c)	11	417
Charles River Laboratories International Inc. (c)	9	245
CIGNA Corp.	47	1,952
Community Health Systems Inc. (c)	17	277
Cooper Cos. Inc.	8	636
Covance Inc. (c)	11	483
Coventry Health Care Inc. (c)	25	733
Covidien Plc	84	3,714
CR Bard Inc.	15	1,294
Cubist Pharmaceuticals Inc. (c)	10	370
DaVita Inc. (c)	16	1,013
Dendreon Corp. (c) (d)	25	229
Dentsply International Inc.	25	752
Edwards Lifesciences Corp. (c)	20	1,393
Eli Lilly & Co.	168	6,213
Endo Pharmaceuticals Holdings Inc. (c)	20	555
Express Scripts Inc. (c)	78	2,880
Forest Laboratories Inc. (c)	44	1,343
Gen-Probe Inc. (c)	8	474
Gilead Sciences Inc. (c)	132	5,122
Haemonetics Corp. (c) (d)	4	259
HCA Holdings Inc. (c)	22	434
Health Management Associates Inc. - Class A (c)	44	304
Health Net Inc. (c)	15	351
Healthsouth Corp. (c)	16	244
HealthSpring Inc. (c)	12	428
Henry Schein Inc. (c)	16	985
Hill-Rom Holdings Inc.	11	330
HMS Holdings Corp. (c)	14	353
Hologic Inc. (c)	45	685
Hospira Inc. (c)	29	1,057
Human Genome Sciences Inc. (c)	33	415
Humana Inc.	29	2,088
Idexx Laboratories Inc. (c) (d)	10	680
Illumina Inc. (c)	21	874
Impax Laboratories Inc. (c)	11	201
Incyte Corp. (c) (d)	16	224
InterMune Inc. (c)	10	205
Intuitive Surgical Inc. (c)	7	2,465
Invacare Corp.	5	124
Isis Pharmaceuticals Inc. (c) (d)	16	109
Johnson & Johnson	468	29,801
Kinetic Concepts Inc. (c)	11	714
Laboratory Corp. of America Holdings (c)	17	1,378
Life Technologies Corp. (c)	31	1,181
LifePoint Hospitals Inc. (c)	9	315
Lincare Holdings Inc.	16	360
Magellan Health Services Inc. (c)	5	252
Masimo Corp.	9	193
Medco Health Solutions Inc. (c)	66	3,089
Medicis Pharmaceutical Corp. - Class A	11	398
Mednax Inc. (c)	8	525

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Medtronic Inc.	182	6,036
Merck & Co. Inc.	525	17,188
Mylan Inc. (c)	72	1,232
Myriad Genetics Inc. (c)	15	280
Nektar Therapeutics (c) (d)	21	102
NuVasive Inc. (c) (d)	7	114
Onyx Pharmaceuticals Inc. (c)	11	331
Owens & Minor Inc.	11	324
Par Pharmaceutical Cos. Inc. (c)	6	165
Parexel International Corp. (c)	10	191
Patterson Cos. Inc.	17	473
PDL BioPharma Inc. (d)	23	130
Perrigo Co.	14	1,385
Pfizer Inc.	1,334	23,587
Pharmaceutical Product Development Inc.	18	468
Pharmasset Inc. (c)	12	1,009
PSS World Medical Inc. (c) (d)	9	183
Quest Diagnostics Inc.	27	1,326
Questcor Pharmaceuticals Inc. (c)	11	287
Regeneron Pharmaceuticals Inc. (c)	12	708
ResMed Inc. (c)	26	754
Salix Pharmaceuticals Ltd. (c)	9	277
Seattle Genetics Inc. (c) (d)	18	336
Sirona Dental Systems Inc. (c)	9	401
St. Jude Medical Inc.	56	2,014
STERIS Corp.	9	275
Stryker Corp.	51	2,400
Techne Corp.	6	394
Teleflex Inc.	7	380
Tenet Healthcare Corp. (c)	81	336
Theravance Inc. (c) (d)	13	268
Thermo Fisher Scientific Inc. (c)	66	3,332
Thoratec Corp. (c)	10	334
United Therapeutics Corp. (c)	9	330
UnitedHealth Group Inc.	184	8,501
Universal Health Services Inc. - Class B	15	518
Varian Medical Systems Inc. (c)	20	1,036
Vertex Pharmaceuticals Inc. (c)	36	1,591
Volcano Corp. (c)	9	254
Warner Chilcott Plc - Class A (c)	29	421
Waters Corp. (c)	16	1,176
Watson Pharmaceuticals Inc. (c)	23	1,559
WellCare Health Plans Inc. (c)	7	278
WellPoint Inc.	62	4,016
West Pharmaceutical Services Inc. (d)	6	208
Zimmer Holdings Inc. (c)	33	1,767

Total Common Stocks (cost $239,600)		233,603

SHORT TERM INVESTMENTS - 1.1%
Investment Companies - 0.4%
JNL Money Market Fund, 0.02% (a) (b)	845	845
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	1,645	1,645
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	46	44

		1,689

Total Short Term Investments (cost $2,536)		2,534

Total Investments - 100.5% (cost $242,136)		236,137
Other Assets and Liabilities, Net - (0.5%)		(1,213)

Total Net Assets - 100.0%		$234,924

	Shares/Par	Value
JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.8%
ENERGY - 98.9%
Anadarko Petroleum Corp.	282	$17,772
Apache Corp.	215	17,220
Atwood Oceanics Inc. (c)	25	855
Baker Hughes Inc.	243	11,201
Berry Petroleum Co. - Class A	24	852
Bill Barrett Corp. (c)	20	741
Brigham Exploration Co. (c)	57	1,433
Bristow Group Inc.	15	627
Cabot Oil & Gas Corp. - Class A	55	3,428
Cameron International Corp. (c)	133	5,540
CARBO Ceramics Inc.	9	970
Carrizo Oil & Gas Inc. (c)	11	238
Chesapeake Energy Corp.	384	9,823
Chevron Corp.	1,092	100,994
Cimarex Energy Co.	45	2,480
Cobalt International Energy Inc. (c)	70	540
Complete Production Services Inc. (c)	37	692
Comstock Resources Inc. (c) (d)	12	188
Concho Resources Inc. (c)	56	3,977
ConocoPhillips	704	44,560
Continental Resources Inc. (c) (d)	28	1,347
Core Laboratories NV (d)	25	2,219
CVR Energy Inc. (c)	42	891
Denbury Resources Inc. (c)	216	2,490
Devon Energy Corp.	220	12,186
Diamond Offshore Drilling Inc. (d)	33	1,812
Dresser-Rand Group Inc. (c)	43	1,729
Dril-Quip Inc. (c)	15	828
El Paso Corp.	447	7,815
EOG Resources Inc.	157	11,117
EQT Corp.	81	4,303
EXCO Resources Inc.	68	729
Exterran Holdings Inc. (c) (d)	12	113
Exxon Mobil Corp.	2,645	192,131
FMC Technologies Inc. (c)	131	4,910
Forest Oil Corp. (c)	53	758
Global Industries Ltd. (c)	65	516
Halliburton Co.	509	15,522
Helix Energy Solutions Group Inc. (c)	43	559
Helmerich & Payne Inc.	52	2,126
Hess Corp.	178	9,361
HollyFrontier Corp.	104	2,714
Key Energy Services Inc. (c)	65	613
Kinder Morgan Inc. (d)	66	1,704
Lufkin Industries Inc. (d)	13	691
Marathon Oil Corp.	396	8,538
Marathon Petroleum Corp.	194	5,255
McDermott International Inc. (c)	111	1,196
McMoRan Exploration Co. (c) (d)	38	374
Murphy Oil Corp.	105	4,631
Nabors Industries Ltd. (c)	147	1,801
National Oilwell Varco Inc.	236	12,105
Newfield Exploration Co. (c)	70	2,783
Noble Corp.	141	4,152
Noble Energy Inc.	99	6,995
Oasis Petroleum Inc. (c)	33	743
Occidental Petroleum Corp.	455	32,538
Oceaneering International Inc.	55	1,947
Oil States International Inc. (c)	25	1,288
Parker Drilling Co. (c)	22	94

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Patterson-UTI Energy Inc.	77	1,343
Pioneer Natural Resources Co.	63	4,145
Plains Exploration & Production Co. (c)	71	1,605
QEP Resources Inc.	95	2,580
Quicksilver Resources Inc. (c) (d)	39	293
Range Resources Corp.	89	5,226
Rosetta Resources Inc. (c)	24	814
Rowan Cos. Inc. (c)	64	1,944
SandRidge Energy Inc. (c) (d)	179	994
Schlumberger Ltd.	743	44,370
SEACOR Holdings Inc.	9	742
SM Energy Co.	32	1,967
Southern Union Co.	63	2,548
Southwestern Energy Co. (c)	190	6,345
Sunoco Inc.	61	1,901
Superior Energy Services Inc. (c)	37	971
Swift Energy Co. (c)	15	363
Tesoro Corp. (c)	69	1,347
Tetra Technologies Inc. (c)	19	144
Tidewater Inc.	25	1,033
Transocean Ltd.	179	8,565
Ultra Petroleum Corp. (c)	79	2,193
Unit Corp. (c)	22	818
Valero Energy Corp.	312	5,544
Weatherford International Ltd. (c)	415	5,073
Whiting Petroleum Corp. (c)	60	2,100
Williams Cos. Inc.	325	7,903

		700,626
INDUSTRIALS - 0.1%
Chart Industries Inc. (b)	12	518
INFORMATION TECHNOLOGY - 0.3%
First Solar Inc. (b) (c)	29	1,839
GT Advanced Technologies Inc. (b)	39	273

		2,112
UTILITIES - 0.5%
Energen Corp.	36	1,463
OGE Energy Corp.	51	2,456

		3,919

Total Common Stocks (cost $774,914)		707,175

OTHER EQUITY INTERESTS - 0.0%
Atlas Energy Inc. Escrow (e)	37	4

Total Other Equity Interests (cost $0)		4

SHORT TERM INVESTMENTS - 1.9%
Investment Companies - 0.5%
JNL Money Market Fund, 0.02% (a) (b)	3,246	3,246
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,863	9,863
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	160	155

		10,018

Total Short Term Investments (cost $13,269)		13,264

Total Investments - 101.7% (cost $788,183)		720,443
Other Assets and Liabilities, Net - (1.7%)		(11,850)

Total Net Assets - 100.0%		$708,593

	Shares/Par	Value
JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.9%
CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	18	$584
HEALTH CARE - 0.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	29	521
athenahealth Inc. (c) (d)	6	331
Cerner Corp. (c)	23	1,556
Quality Systems Inc.	3	304

		2,712
INDUSTRIALS - 0.2%
Pitney Bowes Inc. (d)	29	545
INFORMATION TECHNOLOGY - 99.6%
ACI Worldwide Inc. (c) (d)	6	174
Acme Packet Inc. (c)	9	366
Adobe Systems Inc. (c)	79	1,911
ADTRAN Inc.	10	275
Advanced Micro Devices Inc. (c)	89	451
Advent Software Inc. (c)	6	125
Akamai Technologies Inc. (c)	28	567
Altera Corp.	49	1,558
Amdocs Ltd. (c)	30	819
Analog Devices Inc.	46	1,424
Ansys Inc. (c)	14	693
AOL Inc. (c)	18	212
Apple Inc. (c)	131	49,754
Applied Materials Inc.	204	2,116
Ariba Inc. (c)	15	424
Arris Group Inc. (c)	20	205
Aruba Networks Inc. (c) (d)	14	299
Atmel Corp. (c)	67	539
ATMI Inc. (c)	6	96
Autodesk Inc. (c)	36	987
Blackboard Inc. (c)	6	272
BMC Software Inc. (c)	27	1,031
Brightpoint Inc. (c)	14	133
Broadcom Corp. - Class A	76	2,514
Brocade Communications Systems Inc. (c)	73	316
CA Inc.	62	1,205
Cabot Microelectronics Corp. (c)	5	157
CACI International Inc. - Class A (c)	5	248
Cadence Design Systems Inc. (c) (d)	43	393
Cavium Inc. (c)	8	216
Check Point Software Technologies Ltd. (c)	26	1,361
Ciena Corp. (c)	16	182
Cisco Systems Inc.	829	12,847
Citrix Systems Inc. (c)	28	1,549
Cognizant Technology Solutions Corp. - Class A (c)	46	2,890
CommVault Systems Inc. (c)	7	252
Computer Sciences Corp.	24	636
Compuware Corp. (c)	35	271
Comtech Telecommunications Corp.	5	148
Concur Technologies Inc. (c)	8	282
Corning Inc.	236	2,922
Cree Inc. (c) (d)	17	443
CSG Systems International Inc. (c)	8	103
Cymer Inc. (c)	5	179
Cypress Semiconductor Corp. (c)	27	403
Dell Inc. (c)	251	3,547
Diebold Inc.	10	285

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par	Value
Digital River Inc. (c)	8	157
DST Systems Inc.	6	263
Earthlink Inc.	22	141
Electronics for Imaging Inc. (c)	10	130
EMC Corp. (c)	310	6,498
Emulex Corp. (c)	19	120
Equinix Inc. (c)	7	641
F5 Networks Inc. (c)	13	889
Fair Isaac Corp.	7	163
Fairchild Semiconductor International Inc. (c)	21	226
Finisar Corp. (c)	14	254
Fortinet Inc. (c)	19	322
Gartner Inc. - Class A (c)	14	484
Google Inc. - Class A (c)	35	18,181
Harmonic Inc. (c)	26	110
Harris Corp.	20	685
Hewlett-Packard Co.	313	7,019
Hittite Microwave Corp. (c)	5	241
IAC/InterActiveCorp. (c) (d)	12	467
Informatica Corp. (c)	16	667
Ingram Micro Inc. - Class A (c)	25	398
Insight Enterprises Inc. (c)	9	139
Integrated Device Technology Inc. (c)	29	148
Intel Corp.	781	16,657
InterDigital Inc. (d)	7	336
International Business Machines Corp.	174	30,373
International Rectifier Corp. (c)	12	228
Intersil Corp. - Class A	21	214
Intuit Inc.	43	2,047
j2 Global Communications Inc.	8	222
JDA Software Group Inc. (c)	8	185
JDS Uniphase Corp. (c)	36	358
Juniper Networks Inc. (c)	84	1,446
KLA-Tencor Corp.	26	996
Lam Research Corp. (c)	19	726
Lexmark International Inc. - Class A (c)	13	340
Linear Technology Corp.	33	909
LSI Corp. (c)	92	478
Marvell Technology Group Ltd. (c)	79	1,150
Maxim Integrated Products Inc.	46	1,063
MEMC Electronic Materials Inc. (c)	38	200
Mentor Graphics Corp. (c)	18	173
Microchip Technology Inc. (d)	30	921
Micron Technology Inc. (c)	135	681
Micros Systems Inc. (c)	12	548
Microsemi Corp. (c)	14	226
Microsoft Corp.	1,063	26,467
Motorola Mobility Holdings Inc. (c)	46	1,725
Motorola Solutions Inc.	46	1,926
NCR Corp. (c)	25	417
NetApp Inc. (c)	56	1,907
NetLogic Microsystems Inc. (c)	11	516
Novellus Systems Inc. (c)	12	314
Nuance Communications Inc. (c)	35	720
Nvidia Corp. (c)	92	1,145
Omnivision Technologies Inc. (c)	10	144
ON Semiconductor Corp. (c)	69	495
Oracle Corp.	544	15,647
Parametric Technology Corp. (c)	19	293
Plantronics Inc.	8	220
PMC - Sierra Inc. (c)	38	229
Polycom Inc. (c)	27	504
Progress Software Corp. (c)	12	211
QLIK Technologies Inc. (c)	12	265
QLogic Corp. (c)	17	217
QUALCOMM Inc.	251	12,224

	Shares/Par	Value
Quest Software Inc. (c)	11	179
Rackspace Hosting Inc. (c)	17	569
Rambus Inc. (c) (d)	17	239
Red Hat Inc. (c)	30	1,253
RF Micro Devices Inc. (c)	44	282
Riverbed Technology Inc. (c)	25	499
Rovi Corp. (c)	17	733
SAIC Inc. (c)	56	660
Salesforce.com Inc.	19	2,151
SanDisk Corp. (c)	38	1,529
Seagate Technology	66	678
Semtech Corp. (c)	11	241
Silicon Laboratories Inc. (c) (d)	7	244
Skyworks Solutions Inc. (c)	29	515
Solera Holdings Inc.	11	550
Sonus Networks Inc. (c)	49	105
SuccessFactors Inc. (c) (d)	13	308
Symantec Corp. (c)	119	1,933
Synaptics Inc. (c) (d)	7	161
Synopsys Inc. (c)	23	554
Tech Data Corp. (c)	7	322
Tellabs Inc.	55	234
Teradata Corp. (c)	27	1,434
Teradyne Inc. (c)	30	326
Tessera Technologies Inc. (c)	11	128
Texas Instruments Inc.	174	4,631
TIBCO Software Inc. (c)	26	578
TriQuint Semiconductor Inc. (c)	32	159
Unisys Corp. (c)	8	128
Varian Semiconductor Equipment Associates Inc. (c)	12	717
VeriFone Holdings Inc. (c)	16	561
VeriSign Inc.	26	748
ViaSat Inc. (c)	7	245
VMware Inc. - Class A (c)	13	1,044
Websense Inc. (c)	7	125
Western Digital Corp. (c)	36	927
Xerox Corp.	215	1,495
Xilinx Inc.	41	1,122
Yahoo! Inc. (c)	190	2,506

		292,999

Total Common Stocks (cost $287,756)		296,840

SHORT TERM INVESTMENTS - 1.2%
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	3,356	3,356
Securities Lending Liquidating Fund LLC, 0.29% (a) (b)	34	33

		3,389

Total Short Term Investments (cost $3,390)		3,389

Total Investments - 102.1% (cost $291,146)		300,229
Other Assets and Liabilities, Net - (2.1%)		(6,119)

Total Net Assets - 100.0%		$294,110

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)	Security fair valued in good faith in accordance with the procedures established by the Fund’s Board of Managers (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

Abbreviations:

ADR - American Depositary Receipt

Investments in Affiliates - At September 30, 2011, certain Funds invested in a money market fund, which is managed by Jackson National Asset Management, LLC, (“JNAM” or “Adviser”). The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The following table details the JNL/Mellon Capital Management Financial Sector Fund’s long-term investments in affiliates held at September 30, 2011.

Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
Bank of New York Mellon Corp.	$3,267	$879	$917	$39	$24	$1,944

The following table details cash management investments in affiliates held at September 30, 2011. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management Dow 10 Fund	$604	$1,290	$—
JNL/Mellon Capital Management S&P 10 Fund	136	105	—
JNL/Mellon Capital Management Global 15 Fund	184	366	—
JNL/Mellon Capital Management Nasdaq 25 Fund	1,343	1,637	—
JNL/Mellon Capital Management Value Line 30 Fund	5,799	3,664	1
JNL/Mellon Capital Management Dow Dividend Fund	526	590	—
JNL/Mellon Capital Management S&P 24 Fund	2,131	2,002	1
JNL/Mellon Capital Management 25 Fund	1,421	1,133	—
JNL/Mellon Capital Management Select Small-Cap Fund	1,017	365	—
JNL/Mellon Capital Management JNL 5 Fund	5,688	—	1
JNL/Mellon Capital Management VIP Fund	1,456	225	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	829	356	—
JNL/Mellon Capital Management S&P SMid 60 Fund	7,698	1,849	1
JNL/Mellon Capital Management NYSE International 25 Fund	137	158	—
JNL/Mellon Capital Management Communications Sector Fund	751	—	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	398	729	—
JNL/Mellon Capital Management Financial Sector Fund	1,519	530	—
JNL/Mellon Capital Management Healthcare Sector Fund	522	845	—
JNL/Mellon Capital Management Oil & Gas Sector Fund	4,469	3,246	2
JNL/Mellon Capital Management Technology Sector Fund	1,977	—	1

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuations inputs.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” – This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. There were no indirect observable inputs used to value Level 2 securities during the period. Level 2 includes securities subject to corporate actions or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available. The Funds held no Level 3 securities at September 30, 2011. Significant transfers between Level 1 and Level 2 valuations during the period ended September 30, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria did not exist as of December 31, 2010 and existed at September 30, 2011, and therefore, certain foreign investments were valued as Level 1 valuations at December 31, 2010 and Level 2 at September 30, 2011. There were no significant transfers into or out of Level 3 during the period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2011 by valuation level.

		Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$366,593	$—	$—	$366,593
Short Term Investments	1,458	—	—	1,458

Fund Total	$368,051	$—	$—	$368,051
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$180,178	$—	$—	$180,178
Short Term Investments	263	—	—	263

Fund Total	$180,441	$—	$—	$180,441
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$155,924	$221,054	$—	$376,978
Short Term Investments	533	—	—	533

Fund Total	$156,457	$221,054	$—	$377,511
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$247,965	$—	$—	$247,965
Short Term Investments	7,942	—	—	7,942

Fund Total	$255,907	$—	$—	$255,907
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$632,299	$—	$—	$632,299
Short Term Investments	42,328	—	—	42,328

Fund Total	$674,627	$—	$—	$674,627
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$257,376	$—	$—	$257,376
Short Term Investments	12,261	—	—	12,261

Fund Total	$269,637	$—	$—	$269,637
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$466,212	$—	$—	$466,212
Short Term Investments	2,002	—	—	2,002

Fund Total	$468,214	$—	$—	$468,214
JNL/Mellon Capital Management 25 Fund
Common Stocks	$495,763	$—	$—	$495,763
Short Term Investments	1,379	—	—	1,379

Fund Total	$497,142	$—	$—	$497,142
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$217,564	$—	$—	$217,564
Short Term Investments	23,151	—	—	23,151

Fund Total	$240,715	$—	$—	$240,715
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$2,436,678	$303,447	$—	$2,740,125
Short Term Investments	99,195	—	—	99,195

Fund Total	$2,535,873	$303,447	$—	$2,839,320
JNL/Mellon Capital Management VIP Fund
Common Stocks	$198,955	$37,646	$—	$236,601
Short Term Investments	8,045	—	—	8,045

Fund Total	$207,000	$37,646	$—	$244,646
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$232,713	$107,428	$—	$340,141
Short Term Investments	14,329	—	—	14,329

Fund Total	$247,042	$107,428	$—	$354,470
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$386,889	$—	$—	$386,889
Short Term Investments	35,518	—	—	35,518

Fund Total	$422,407	$—	$—	$422,407
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$71,006	$—	$—	$71,006
Short Term Investments	19,305	—	—	19,305

Fund Total	$90,311	$—	$—	$90,311
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$54,002	$—	$—	$54,002
Short Term Investments	5,939	—	—	5,939

Fund Total	$59,941	$—	$—	$59,941
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$83,270	$—	$—	$83,270
Short Term Investments	3,024	—	—	3,024

Fund Total	$86,294	$—	$—	$86,294

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

		Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$144,713	$—	$—	$144,713
Short Term Investments	5,212	—	—	5,212

Fund Total	$149,925	$—	$—	$149,925
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$233,603	$—	$—	$233,603
Short Term Investments	2,534	—	—	2,534

Fund Total	$236,137	$—	$—	$236,137
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$707,175	$—	$—	$707,175
Other Equity Interests	—	4	—	4
Short Term Investments	13,264	—	—	13,264

Fund Total	$720,439	$4	$—	$720,443
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$296,840	$—	$—	$296,840
Short Term Investments	3,389	—	—	3,389

Fund Total	$300,229	$—	$—	$300,229

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPM Chase serves as custodian and securities lending agent to the Funds. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

The Securities Lending Cash Collateral Fund LLC’s and the Securities Lending Liquidating Fund LLC’s NAVs are determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the NYSE is open for trading. Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

As of September 30, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$257,905	$29,254	$(31,252)	$(1,998)
JNL/Mellon Capital Management Value Line 30 Fund	932,237	14,082	(271,692)	(257,610)
JNL/Mellon Capital Management Dow Dividend Fund	295,910	8,168	(34,441)	(26,273)
JNL/Mellon Capital Management S&P 24 Fund	511,799	21,160	(64,745)	(43,585)
JNL/Mellon Capital Management 25 Fund	555,172	9,141	(67,171)	(58,030)
JNL/Mellon Capital Management Select Small-Cap Fund	275,350	16,095	(50,730)	(34,635)
JNL/Mellon Capital Management JNL 5 Fund	3,248,646	142,314	(551,640)	(409,326)
JNL/Mellon Capital Management VIP Fund	277,529	16,319	(49,202)	(32,883)
JNL/Mellon Capital Management JNL Optimized 5 Fund	429,044	18,986	(93,560)	(74,574)
JNL/Mellon Capital Management S&P SMid 60 Fund	530,579	5,722	(113,894)	(108,172)
JNL/Mellon Capital Management NYSE International 25 Fund	129,069	—	(38,758)	(38,758)
JNL/Mellon Capital Management Communications Sector Fund	67,803	—	(7,862)	(7,862)
JNL/Mellon Capital Management Consumer Brands Sector Fund	93,024	1,827	(8,557)	(6,730)
JNL/Mellon Capital Management Financial Sector Fund	209,945	—	(60,020)	(60,020)
JNL/Mellon Capital Management Healthcare Sector Fund	260,670	2,974	(27,507)	(24,533)
JNL/Mellon Capital Management Oil & Gas Sector Fund	804,694	41,707	(125,958)	(84,251)
JNL/Mellon Capital Management Technology Sector Fund	302,468	34,498	(36,737)	(2,239)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 29, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.